Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Geographical Information [Abstract]
Schedule of Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Three Months Ended March 31,
	2013	2012
Canada	$14,295	$12,146
United States	7,399	7,958
Others	857	213
Total	$22,551	$20,317

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Year Ended December 31,
	2012	2011
Canada	$53,238	$42,258
United States	30,296	25,390
Others	426	1,142
Total	$83,960	$68,790

The distribution of the Company's property, plant and equipment by geographic location is approximately as follows (in thousands):

	December 31,	December 31,
	2012	2011
Canada	$7,202	$5,902
United States	174	283
Mexico	3,561	3,798
Total	$10,937	$9,983